Property and Equipment - Schedule of Costs and Related Accumulated Depreciation and Amortization of Major Classes of Property (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 24, 2014	Dec. 25, 2013	Dec. 26, 2012
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 153,570	$ 138,261	$ 128,212
Less: accumulated depreciation and amortization	(73,764)	(69,620)	(63,404)
Property and equipment, net	79,806	68,641	64,808
Land [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	12,323	13,186	13,186
Buildings and Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	86,985	78,181	71,468
Other Property and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	48,813	46,079	42,868
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 5,449	$ 815	$ 690